Share Based Compensation - Summary of Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Number of share options
Number of share options, Beginning balance	183,405,010	190,782,730	148,864,966
Number of share options, Excercised	(87,990,491)
Number of share options, Granted		470,000	54,021,775
Number of share options, Forfeited or cancelled (post-vesting)	(3,872,425)	(7,847,720)	(12,104,011)
Number of share options, Ending balance	91,542,094	183,405,010	190,782,730	148,864,966
Number of share options, Vested and expected to vest as of March 31, 2019	91,542,094
Number of share options, Exercisable as of March 31, 2019	81,792,426
Weighted Average Exercise Price
Weighted Average Exercise Price, Beginning balance	$ 0.08	$ 0.09	$ 0.03
Weighted Average Exercise Price, Exercised	0.01
Weighted Average Exercise Price, Granted		1.10	0.29
Weighted Average Exercise Price, Forfeited or cancelled (post-vesting)	0.30	0.29	0.27
Weighted Average Exercise Price, Ending balance	0.14	$ 0.08	$ 0.09	$ 0.03
Weighted Average Exercise Price, Vested and expected to vest as of March 31, 2019	0.14
Weighted Average Exercise Price, Exercisable as of March 31, 2019	$ 0.12
Weighted Average Remaining Contractual Life
Weighted Average Remaining Contractual Life		6 years 9 months 11 days	8 years 1 month 24 days	8 years 8 months 23 days
Weighted Average Remaining Contractual Life, Vested and expected to vest as of March 31, 2019	5 years 1 month 27 days
Weighted Average Remaining Contractual Life, Exercisable as of March 31, 2019	4 years 4 months 9 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value		$ 107,465	$ 60,728	$ 17,810
Aggregate Intrinsic Value, Vested and expected to vest as of March 31, 2019	$ 36,009
Aggregate Intrinsic Value, Exercisable as of March 31, 2019	$ 33,696